Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Industry (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 14,060,160	₩ 10,857,522
Unconfirmed guarantees	3,641,730	4,086,860
Total	₩ 17,701,890	₩ 14,944,382
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,810,426	₩ 1,263,253
Unconfirmed guarantees	1,244	591
Total	₩ 1,811,670	₩ 1,263,844
Proportion (%)	10.24%	8.46%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 8,139,583	₩ 5,527,285
Unconfirmed guarantees	2,709,623	3,109,100
Total	₩ 10,849,206	₩ 8,636,385
Proportion (%)	61.29%	57.79%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 926,446	₩ 788,908
Unconfirmed guarantees	48,709	102,028
Total	₩ 975,155	₩ 890,936
Proportion (%)	5.51%	5.96%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,410,725	₩ 2,297,162
Unconfirmed guarantees	594,407	614,053
Total	₩ 3,005,132	₩ 2,911,215
Proportion (%)	16.98%	19.48%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 334,561	₩ 363,517
Unconfirmed guarantees	73,389	116,950
Total	₩ 407,950	₩ 480,467
Proportion (%)	2.30%	3.22%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 24,929	₩ 31,732
Unconfirmed guarantees	101,456	62,440
Total	₩ 126,385	₩ 94,172
Proportion (%)	0.71%	0.63%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 413,490	₩ 585,665
Unconfirmed guarantees	112,902	81,698
Total	₩ 526,392	₩ 667,363
Proportion (%)	2.97%	4.46%